Noninterest income (Tables)	6 Months Ended
Sep. 30, 2018
Summary of Noninterest Income

Details of Noninterest income for the six months ended September 30, 2017 and 2018 are as follows:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	85,897	79,138
Deposits and lending business (2)	65,081	70,647
Remittance business (1)	54,166	55,078
Asset management business (1)	50,322	49,818
Trust related business (1)	54,367	57,372
Agency business (1)	18,261	19,509
Guarantee related business (3)	13,899	14,234
Fees for other customer services (1)	59,238	67,931

Total Fee and commission income	401,231	413,727

Foreign exchange gains (losses)—net (3)	50,765	44,718
Trading account gains (losses)—net (2)	235,339	64,956
Investment gains (losses)—net:
Debt securities (3)	16,099	2,485
Equity securities (3)	109,390	306,788
Equity in earnings (losses) of equity method investees—net (3)	10,389	22,627
Gains on disposal of premises and equipment (3)	4,567	4,305
Other noninterest income (2)	33,158	48,950

Total	860,938	908,556

Notes:

(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.